Nature of Operations	12 Months Ended
Jun. 30, 2019
General information about financial statements [Abstract]
Nature of Operations
Nature of Operations

Aurora Cannabis Inc. (the “Company” or “Aurora”) was incorporated under the Business Corporations Act of British Columbia on December 21, 2006. The Company’s shares are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the trading symbol “ACB”, and on the Frankfurt Stock Exchange (“FSE”) under the trading symbol “21P”.

The Company’s head office and principal address is Suite 500 – 10355 Jasper Avenue, Edmonton, Alberta, Canada, T5J 1Y6. The Company’s registered and records office address is Suite 1500 - 1055 West Georgia Street, Vancouver, BC V6E 4N7.

The Company’s principal business is the production, distribution and sale of cannabis products in Canada and internationally. Aurora conducts the following key business activities in the countries listed below:

•	Production, distribution and sale of medical and consumer cannabis products in Canada pursuant to the Cannabis Act;

•	Distribution of wholesale medical cannabis in the European Union (“EU”) pursuant to the German Medicinal Products Act and German Narcotic Drugs Act;

•	Production of medical cannabis in Denmark pursuant to the Danish Medicines Act; and

•
Production and distribution of cannabis in Uruguay pursuant to Law N° 19,172 Cannabis and its derivatives: state control and regulation of the importation, production, acquisition, storage, marketing and distribution.

Through recent acquisitions (Note 10), the Company has expanded its business to include research and development and the production and sale of hemp related products.

Aurora does not engage in any federally illegal U.S. cannabis-related activities and will only conduct business activities related to growing or processing cannabis in jurisdictions where it is federally permissible to do so. Entities in which the Company holds securities may operate in the United States cannabis industry, however, our investment in such entities has been structured such that we hold nonparticipating, non-voting securities that are only exercisable or exchangeable upon cannabis becoming legal or permissible in the United States under federal law.  While the Company previously held an interest in a U.S. based company, Australis Holdings LLP (“Australis Holdings” or “AHL”), AHL did not engage in any cannabis-related activities for the periods presented, prior to being spun out to Aurora shareholders as part of the Australis Capital Inc. spin-out transaction completed on September 19, 2018(Note 4(k)).